Principal Accounting Policies - Narrative (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) operatingSegment reportableSegment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Cash and cash equivalents	$ 111,217,606	$ 105,603,153
Cash equivalents	10,000,000.0	0
Other than temporary impairment losses, investments	0	0
Impairment of long-lived assets (excluding goodwill)	0
Goodwill impairment	0
Impairment of long-lived assets	0	0
Deferred offering costs	$ 0	287,331
Value added tax rate	6.00%
Advances from customers	$ 1,338,516	920,925
Contract with customer, liability, revenue recognized	920,925	628,954	$ 358,213
Capitalized contract cost, net	0	0
Marketing and advertising costs	1,630,954	1,198,905	$ 580,342
Capital lease obligations	0	0
Deferred tax liabilities, uncertain tax positions	0	0
Unrecognized tax benefits	0	0
Dividends	$ 0	$ 0
Number of operating segments | operatingSegment	1
Number of reportable segments | reportableSegment	1
PRC
Finite-Lived Intangible Assets [Line Items]
Cash and cash equivalents | ¥					¥ 6.5	¥ 19.0
Cumulative Effect, Period of Adoption, Adjustment | Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Right-of-use asset				$ 6,800,000
Operating lease, liability				$ 6,800,000
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years